INCOME TAX - Reconciliation of federal income tax rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			0.00%	0.00%
Transaction costs attributable to Initial Public Offering			0.00%	(1.80%)
Loss on conversion option liability			(0.50%)	0.00%
Loss on warrant liability			(6.30%)	(28.50%)
Loss on Prosus agreement			(14.70%)	0.00%
Valuation allowance			(0.20%)	0.00%
Income tax provision			(0.70%)	(9.30%)